Information Related to Common Stock Award Expense (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	$ 76,647	$ 14,071
Unrecognized expense	0
Common Stock Award
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense			300,837	138,055
Unrecognized expense			0
Consulting | Common Stock Award
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	67,800	10,000	276,500	111,351
Unrecognized expense	0		0
Research and development | Common Stock Award
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock-based compensation expense	8,847	4,071	24,337	26,704
Unrecognized expense	$ 0		$ 0